UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5850

OneAmerica Funds, Inc.
(Exact name of registrant as specified in charter)

One American Square, Indianapolis, IN,		46282
(Address of principal executive offices)		(Zip code)

Andrew J. Michie One American Square, Indianapolis, IN, 46282
(Name and address of agent for service)

Registrant’s telephone number, including area code:		317-285-1877

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

VALUE PORTFOLIO

September 30, 2015 (unaudited)

Description	Shares	Value
Common Stocks (91.6%)
Aerospace & Defense (0.8%)
General Dynamics Corp.	11,100	$1,531,245

Agriculture (2.4%)
Archer-Daniels-Midland Co.	114,100	4,729,445

Apparel (1.1%)
Wolverine World Wide, Inc.	105,100	2,274,364

Auto Manufacturers (0.6%)
PACCAR, Inc.	22,300	1,163,391

Auto Parts and Equipment (1.4%)
Magna International, Inc.	59,300	2,846,993

Banks (16.2%)
Bank of Hawaii Corp.	88,900	5,644,261
Bank of New York Mellon Corp. (The)	143,400	5,614,110
Capital One Financial Corp.	13,800	1,000,776
Citigroup, Inc.	55,489	2,752,809
JPMorgan Chase & Co.	90,207	5,499,921
Northern Trust Corp.	72,800	4,962,048
U.S. Bancorp	157,900	6,475,479
		31,949,404
Beverages (0.7%)
Coca-Cola Co. (The)	32,700	1,311,924

Biotechnology (1.7%)
Amgen, Inc.	23,700	3,278,184

Chemicals (1.2%)
Agrium, Inc.	25,500	2,282,250

Commercial Services (1.1%)
Quanta Services, Inc.(1)	41,100	995,031
Robert Half International, Inc.	21,800	1,115,288
		2,110,319
Computers (2.8%)
Apple, Inc.	49,700	5,481,910

Diversified Financial Services (3.2%)
Franklin Resources, Inc.	66,600	2,481,516
Janus Capital Group, Inc.	158,200	2,151,520
T Rowe Price Group, Inc.	25,300	1,758,350
		6,391,386
Electronics (2.3%)
Corning, Inc.	113,000	1,934,560
FLIR Systems, Inc.	59,000	1,651,410
Garmin Ltd.	23,800	853,944
		4,439,914
Food (2.8%)
Fresh Del Monte Produce, Inc.	33,900	1,339,389
Sysco Corp.	108,400	4,224,348
		5,563,737
Healthcare Products (6.3%)
Baxter International, Inc.	34,500	1,133,325
Medtronic PLC	94,900	6,352,606
Thoratec Corp.(1)	23,600	1,492,936
Zimmer Biomet Holdings, Inc.	37,800	3,550,554
		12,529,421
Home Builders (0.8%)
Thor Industries, Inc.	29,500	1,528,100

Description	Shares	Value
Common Stocks (91.6%) (continued)
Home Furnishings (0.0%)#
Daktronics, Inc.	900	$7,803

Iron/Steel (1.6%)
Nucor Corp.	84,100	3,157,955

Machinery-Diversified (0.2%)
Cummins, Inc.	4,300	466,894

Metal Fabricate/Hardware (1.2%)
Precision Castparts Corp.	4,700	1,079,637
Valmont Industries, Inc.	12,700	1,205,103
		2,284,740
Mining (1.5%)
Southern Copper Corp.	110,100	2,941,872

Miscellaneous Manufacturing (6.7%)
Carlisle Cos., Inc.	65,860	5,754,847
Crane Co.	16,029	747,112
General Electric Co.	125,400	3,162,588
Illinois Tool Works, Inc.	43,600	3,588,716
		13,253,263
Oil & Gas (7.4%)
ConocoPhillips	47,300	2,268,508
Ensco PLC, Class A	37,800	532,224
Exxon Mobil Corp.	61,000	4,535,350
Marathon Petroleum Corp.	29,200	1,352,836
Occidental Petroleum Corp.	37,500	2,480,625
Phillips 66	14,900	1,144,916
Valero Energy Corp.	38,600	2,319,860
		14,634,319
Pharmaceuticals (7.0%)
Baxalta, Inc.	34,500	1,087,095
Johnson & Johnson	31,000	2,893,850
McKesson Corp.	20,450	3,783,863
Merck & Co., Inc.	79,200	3,911,688
Pfizer, Inc.	67,650	2,124,887
		13,801,383
Retail (1.5%)
CST Brands, Inc.	11,355	382,209
Home Depot, Inc. (The)	13,800	1,593,762
Kohl’s Corp.	21,800	1,009,558
		2,985,529
Semiconductors (10.4%)
Applied Materials, Inc.	48,300	709,527
Intel Corp.	148,100	4,463,734
KLA-Tencor Corp.	23,300	1,165,000
Maxim Integrated Products, Inc.	94,700	3,162,980
Microchip Technology, Inc.	60,300	2,598,327
QUALCOMM, Inc.	36,300	1,950,399
Skyworks Solutions, Inc.	43,100	3,629,451
Texas Instruments, Inc.	56,600	2,802,832
		20,482,250
Software (3.9%)
Autodesk, Inc.(1)	15,000	662,100
Microsoft Corp.	58,100	2,571,506
Oracle Corp.	122,200	4,413,864
		7,647,470
Telecommunications (1.3%)
Cisco Systems, Inc.	101,000	2,651,250

Description	Shares	Value
Common Stocks (91.6%) (continued)
Transportation (3.5%)
Norfolk Southern Corp.	21,100	$1,612,040
Tidewater, Inc.	51,750	679,995
Werner Enterprises, Inc.	185,400	4,653,540
		6,945,575
Total common stocks (cost: $145,311,794)		180,672,290

Exchange-Traded Funds (6.9%)
iShares Russell 1000 Value ETF	68,900	6,426,992
iShares Russell 2000 Value ETF	51,900	4,676,190
iShares S&P Small-Cap 600 Value ETF	24,600	2,577,834
Total exchange-traded funds (cost: $10,653,729)		13,681,016

Money Market Mutual Funds (1.2%)
BlackRock Liquidity TempFund Portfolio ,0.11%(2)	2,450,000	2,450,000
Total money market mutual funds (cost: $2,450,000)		2,450,000

Total investments(3) (99.7%) (cost: $158,415,523)		196,803,306

Other assets in excess of liabilities (0.3%)		528,678

Net assets (100.0%)		$197,331,984

The following abbreviations are used in the portfolio descriptions:

ETF - Exchange Traded Fund

PLC - Public Limited Company

#	Amount represents less than 0.05%.
(1)	Non-Income producing securities.
(2)	The rate shown reflects the seven day yield as of September 30, 2015.
(3)	The United States federal income tax basis of the Value Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2015. See table below.

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$158,409,093	$52,289,713	$(13,895,500)	$38,394,213

Various inputs are used in determining the fair value of the Value Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2015, in valuing the Value Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Common Stocks	$180,672,290	$—	$—	$180,672,290
Exchange-Traded Funds	13,681,016	—	—	13,681,016
Money Market Mutual Funds	2,450,000	—	—	2,450,000
Total	$196,803,306	$—	$—	$196,803,306

It is the Value Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Value Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2015, there have been no changes in the valuation methodologies and the Value Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1)	Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

September 30, 2015 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds(1) (90.4%)
U.S. Government and Agency Obligations (12.6%)
U.S. Treasury Bill Discount Note	0.229%	12/10/2015	$5,000,000	$4,997,812
U.S. Treasury Bill Discount Note	0.113	01/14/2016	5,000,000	4,998,381
U.S. Treasury Bill Discount Note	0.198	02/04/2016	5,000,000	4,996,588

Total U.S. government and agency obligations (amortized cost: $14,992,781)				14,992,781

Commercial Paper (77.8%)
Automobiles Manufacturing (11.7%)
American Honda Finance Corp.	0.173	10/23/2015	5,000,000	4,999,480
BMW US Capital LLC	0.152	10/05/2015	5,000,000	4,999,917
VW Credit, Inc.	0.173	10/07/2015	4,000,000	3,999,887
				13,999,284
Commercial Vehicles (4.2%)
PACCAR Financial Corp.	0.112	10/09/2015	5,000,000	4,999,878

Communications Equipment (3.3%)
Apple, Inc.	0.152	10/15/2015	4,000,000	3,999,767

Computers & Peripherals (4.2%)
Microsoft Corp.	0.112	10/20/2015	5,000,000	4,999,710

Diversified Financial Services (4.2%)
John Deere Financial Ltd.	0.183	10/13/2015	5,000,000	4,999,700

Educational Services (4.2%)
President and Fellows of Harvard College	0.112	10/14/2015	5,000,000	4,999,801

Electrical Utilities (4.2%)
American Transmission Co. LLC	0.183	11/09/2015	5,000,000	4,999,025

Exploration & Production (4.2%)
ConocoPhillips Qatar Funding Ltd.	0.173	10/08/2015	5,000,000	4,999,835

Food, Beverages (4.2%)
PepsiCo, Inc.	0.122	10/27/2015	5,000,000	4,999,566

Health Care (7.5%)
Abbott Laboratories	0.152	10/22/2015	5,020,000	5,019,561
Johnson & Johnson	0.051	10/28/2015	4,000,000	3,999,850
				9,019,411
Household & Personal Products (4.2%)
Procter & Gamble Co. (The)	0.101	10/02/2015	5,000,000	4,999,986

Internet (3.3%)
Google, Inc.	0.122	10/06/2015	4,000,000	3,999,933

Machinery Diversified (4.2%)
Caterpillar Financial Services Corp.	0.122	10/01/2015	5,000,000	5,000,000

Oil & Gas (4.2%)
Chevron Corp.	0.152	11/24/2015	5,000,000	4,998,875

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds(1) (90.4%) (continued)
Commercial Paper (77.8%) (continued)
Pharmaceuticals (5.8%)
AstraZeneca PLC	0.173%	10/26/2015	$2,900,000	$2,899,658
Pfizer, Inc.	0.132	11/16/2015	4,000,000	3,999,335
				6,898,993
Transportation (4.2%)
United Parcel Service, Inc.	0.051	10/16/2015	5,000,000	4,999,896

Total commercial paper (amortized cost: $92,913,660)				92,913,660

Total short-term notes and bonds (amortized cost: $107,906,441)				107,906,441

	Shares
Money Market Mutual Funds(2) (9.7%)
BlackRock Liquidity TempFund Portfolio, 0.11%	3,850,000	3,850,000
Federated Prime Obligation Fund, 0.10%	3,175,000	3,175,000
Goldman Sachs Financial Square Prime Obligations Fund, 0.09%	4,600,000	4,600,000

Total money market mutual funds (cost: $11,625,000)		11,625,000

Total investments(3) (100.1%) (cost: $119,531,441)		119,531,441

Liabilities in excess of other assets (0.1%)		(120,713)

Net assets (100.0%)		$119,410,728

The following abbreviations are used in the portfolio descriptions:

LLC - Limited Liability Corporation

PLC - Public Limited Company

(1)	The interest rate for short-term notes reflects the yields for those securities as of September 30, 2015.
(2)	The rate shown reflects the seven day yield as of September 30, 2015.
(3)	The United States federal income tax basis of the Money Market Portfolio’s investments and the cost are the same as of September 30, 2015.

Various inputs are used in determining the fair value of the Money Market Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Money

Market Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2015, in valuing the Money Market Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
U.S. Government and Agency Obligations	$—	$14,992,781	$—	$14,992,781
Commercial Paper	—	92,913,660	—	92,913,660
Money Market Mutual Funds	11,625,000	—	—	11,625,000
Total	$11,625,000	$107,906,441	$—	$119,531,441

All securities within the Money Market Portfolio, excluding money market mutual funds, are valued at amortized cost. The Money Market Portfolio’s use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. OneAmerica Asset Management, LLC is responsible for reviewing this method of valuation to ensure the Money Market Portfolio’s securities are reflected at their fair value.

It is the Money Market Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Money Market Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2015, there have been no changes in the valuation methodologies and the Money Market Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1)           Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

INVESTMENT GRADE BOND PORTFOLIO

September 30, 2015 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.4%)
U.S. Government and Agency Obligations (36.8%)
Federal Farm Credit Banks	1.850%	04/20/2020	$1,000,000	$1,017,855
Federal Home Loan Banks	4.875	09/08/2017	1,000,000	1,079,062
Federal Home Loan Banks	2.375	12/13/2019	500,000	516,989
U.S. Treasury Bonds	6.000	02/15/2026	500,000	683,437
U.S. Treasury Bonds	5.375	02/15/2031	300,000	416,352
U.S. Treasury Bonds	4.500	02/15/2036	200,000	262,245
U.S. Treasury Bonds	4.500	08/15/2039	300,000	391,351
U.S. Treasury Bonds	4.250	11/15/2040	100,000	126,073
U.S. Treasury Bonds	4.750	02/15/2041	100,000	135,620
U.S. Treasury Bonds	3.750	08/15/2041	550,000	645,562
U.S. Treasury Bonds	3.125	02/15/2042	400,000	420,969
U.S. Treasury Bonds	3.000	05/15/2042	600,000	615,563
U.S. Treasury Bonds	2.875	05/15/2043	250,000	249,199
U.S. Treasury Bonds	3.625	08/15/2043	250,000	287,734
U.S. Treasury Bonds	3.750	11/15/2043	150,000	176,606
U.S. Treasury Bonds	3.625	02/15/2044	200,000	229,995
U.S. Treasury Bonds	3.375	05/15/2044	500,000	548,763
U.S. Treasury Bonds	3.000	11/15/2044	150,000	153,176
U.S. Treasury Bonds	2.500	02/15/2045	300,000	276,180
U.S. Treasury Bonds	2.875	08/15/2045	50,000	49,975
U.S. Treasury Notes	3.125	10/31/2016	1,000,000	1,029,167
U.S. Treasury Notes	0.625	12/15/2016	300,000	300,633
U.S. Treasury Notes	0.875	02/28/2017	1,250,000	1,256,478
U.S. Treasury Notes	0.500	04/30/2017	700,000	699,472
U.S. Treasury Notes	3.125	04/30/2017	1,000,000	1,040,951
U.S. Treasury Notes	0.750	06/30/2017	1,700,000	1,704,670
U.S. Treasury Notes	0.625	09/30/2017	2,000,000	1,999,062
U.S. Treasury Notes	0.750	02/28/2018	500,000	499,642
U.S. Treasury Notes	2.875	03/31/2018	500,000	525,645
U.S. Treasury Notes	1.500	08/31/2018	250,000	254,238
U.S. Treasury Notes	1.375	09/30/2018	1,000,000	1,012,943
U.S. Treasury Notes	2.750	02/15/2019	3,500,000	3,695,234
U.S. Treasury Notes	1.500	02/28/2019	500,000	507,239
U.S. Treasury Notes	1.500	10/31/2019	1,000,000	1,011,029
U.S. Treasury Notes	1.625	12/31/2019	500,000	507,500
U.S. Treasury Notes	1.375	03/31/2020	500,000	501,510
U.S. Treasury Notes	3.500	05/15/2020	750,000	822,197
U.S. Treasury Notes	1.625	07/31/2020	300,000	303,664
U.S. Treasury Notes	2.625	11/15/2020	1,000,000	1,057,448
U.S. Treasury Notes	3.125	05/15/2021	600,000	650,609
U.S. Treasury Notes	2.125	08/15/2021	1,600,000	1,646,875
U.S. Treasury Notes	2.000	10/31/2021	400,000	408,302
U.S. Treasury Notes	2.000	02/15/2022	700,000	714,064
U.S. Treasury Notes	1.750	03/31/2022	500,000	501,237
U.S. Treasury Notes	2.000	02/15/2023	600,000	607,922
U.S. Treasury Notes	1.750	05/15/2023	500,000	495,742
U.S. Treasury Notes	2.750	11/15/2023	200,000	212,932
U.S. Treasury Notes	2.750	02/15/2024	300,000	318,844
U.S. Treasury Notes	2.375	08/15/2024	550,000	566,471
U.S. Treasury Notes	2.250	11/15/2024	500,000	509,349
U.S. Treasury Notes	2.000	02/15/2025	250,000	249,023
U.S. Treasury Notes	2.000	08/15/2025	200,000	198,943

Total U.S. government and agency obligations (cost: $32,757,519)				34,091,741

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.4%) (continued)
Mortgage-Backed and Asset-Backed Securities (29.3%)
Farmer Mac Guaranteed Notes Trust 2007-1, 144A(1)	5.125%	04/19/2017	$500,000	$533,270
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	99,595	105,833
FHLMC Gold Pool #A11823	5.000	08/01/2033	15,619	17,100
FHLMC Gold Pool #A16641	5.500	12/01/2033	12,813	14,279
FHLMC Gold Pool #A27124	6.000	10/01/2034	3,149	3,539
FHLMC Gold Pool #A40159	5.500	11/01/2035	4,633	5,141
FHLMC Gold Pool #A40754	6.500	12/01/2035	120,740	138,031
FHLMC Gold Pool #A41968	5.500	01/01/2036	24,775	27,448
FHLMC Gold Pool #A44969	6.500	04/01/2036	343,559	392,761
FHLMC Gold Pool #A45624	5.500	06/01/2035	2,481	2,755
FHLMC Gold Pool #A51101	6.000	07/01/2036	7,114	8,117
FHLMC Gold Pool #A56247	6.000	01/01/2037	153,187	172,951
FHLMC Gold Pool #A56634	5.000	01/01/2037	46,047	50,591
FHLMC Gold Pool #A56829	5.000	01/01/2037	11,683	12,817
FHLMC Gold Pool #A57135	5.500	02/01/2037	66,862	74,016
FHLMC Gold Pool #A58278	5.000	03/01/2037	77,144	84,643
FHLMC Gold Pool #A58965	5.500	04/01/2037	56,568	62,665
FHLMC Gold Pool #A71576	6.500	01/01/2038	77,341	88,417
FHLMC Gold Pool #A91064	4.500	02/01/2040	218,252	236,745
FHLMC Gold Pool #A93990	4.000	09/01/2040	256,100	273,463
FHLMC Gold Pool #B12969	4.500	03/01/2019	9,148	9,479
FHLMC Gold Pool #B19462	5.000	07/01/2020	38,240	39,758
FHLMC Gold Pool #C01086	7.500	11/01/2030	12,587	15,492
FHLMC Gold Pool #C01271	6.500	12/01/2031	15,782	18,043
FHLMC Gold Pool #C01302	6.500	11/01/2031	7,332	8,382
FHLMC Gold Pool #C01676	6.000	11/01/2033	263,893	301,415
FHLMC Gold Pool #C03478	4.500	06/01/2040	202,321	219,527
FHLMC Gold Pool #C03520	4.000	09/01/2040	331,112	353,594
FHLMC Gold Pool #C09013	3.000	09/01/2042	418,885	424,857
FHLMC Gold Pool #C14872	6.500	09/01/2028	997	1,139
FHLMC Gold Pool #C20300	6.500	01/01/2029	9,283	10,612
FHLMC Gold Pool #C28221	6.500	06/01/2029	3,694	4,224
FHLMC Gold Pool #C35377	7.000	01/01/2030	1,077	1,174
FHLMC Gold Pool #C41636	8.000	08/01/2030	761	792
FHLMC Gold Pool #C56017	6.500	03/01/2031	94,633	112,096
FHLMC Gold Pool #C61802	5.500	12/01/2031	32,268	35,753
FHLMC Gold Pool #C64936	6.500	03/01/2032	8,198	9,372
FHLMC Gold Pool #C68790	6.500	07/01/2032	12,223	13,974
FHLMC Gold Pool #C74741	6.000	12/01/2032	30,233	34,415
FHLMC Gold Pool #C79460	5.500	05/01/2033	9,289	10,338
FHLMC Gold Pool #C79886	6.000	05/01/2033	157,205	176,860
FHLMC Gold Pool #E01085	5.500	12/01/2016	1,919	1,960
FHLMC Gold Pool #E01136	5.500	03/01/2017	6,013	6,158
FHLMC Gold Pool #E01216	5.500	10/01/2017	8,420	8,721
FHLMC Gold Pool #E01378	5.000	05/01/2018	23,089	24,006
FHLMC Gold Pool #E02735	3.500	10/01/2025	187,049	197,795
FHLMC Gold Pool #E89823	5.500	05/01/2017	9,700	9,934
FHLMC Gold Pool #E91139	5.500	09/01/2017	60,596	62,233
FHLMC Gold Pool #E91646	5.500	10/01/2017	25,186	25,943
FHLMC Gold Pool #E92047	5.500	10/01/2017	11,735	12,037
FHLMC Gold Pool #E92196	5.500	11/01/2017	3,979	4,090
FHLMC Gold Pool #E95159	5.500	03/01/2018	18,466	19,089
FHLMC Gold Pool #E95734	5.000	03/01/2018	57,879	60,176
FHLMC Gold Pool #G01091	7.000	12/01/2029	8,389	9,725
FHLMC Gold Pool #G02060	6.500	01/01/2036	172,561	208,196

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.4%) (continued)
Mortgage-Backed and Asset-Backed Securities (29.3%) (continued)
FHLMC Gold Pool #G11753	5.000%	08/01/2020	$39,419	$41,947
FHLMC Gold Pool #J01382	5.500	03/01/2021	52,100	54,766
FHLMC Gold Pool #J05930	5.500	03/01/2021	39,011	41,257
FHLMC Gold Pool #J25553	3.500	09/01/2028	188,427	199,736
FHLMC Gold Pool #Q14998	3.500	01/01/2043	354,881	369,648
FHLMC Gold Pool #Q17913	3.000	04/01/2043	427,063	432,807
FHLMC Gold Pool #Q23658	4.000	12/01/2043	189,752	202,962
FNMA Pool #256883	6.000	09/01/2037	103,671	117,144
FNMA Pool #357269	5.500	09/01/2017	54,593	56,321
FNMA Pool #357637	6.000	11/01/2034	121,732	138,227
FNMA Pool #545929	6.500	08/01/2032	21,447	24,581
FNMA Pool #555591	5.500	07/01/2033	66,517	74,872
FNMA Pool #584953	7.500	06/01/2031	10,469	10,592
FNMA Pool #651220	6.500	07/01/2032	21,887	25,004
FNMA Pool #781776	6.000	10/01/2034	23,339	26,469
FNMA Pool #797509	4.500	03/01/2035	110,604	120,486
FNMA Pool #797536	4.500	04/01/2035	127,493	138,971
FNMA Pool #888120	5.000	10/01/2035	152,458	167,962
FNMA Pool #922224	5.500	12/01/2036	147,833	167,208
FNMA Pool #942956	6.000	09/01/2037	79,516	89,877
FNMA Pool #966587	5.500	01/01/2038	115,212	128,699
FNMA Pool #AA3263	5.000	02/01/2039	170,669	189,327
FNMA Pool #AB2155	4.000	01/01/2041	148,957	159,137
FNMA Pool #AB4295	3.500	01/01/2042	315,918	330,340
FNMA Pool #AB4490	3.000	02/01/2027	314,244	328,720
FNMA Pool #AB8896	3.000	04/01/2043	430,208	437,337
FNMA Pool #AC1607	4.500	08/01/2039	274,213	298,082
FNMA Pool #AD1662	5.000	03/01/2040	383,695	429,296
FNMA Pool #AD7078	4.500	06/01/2025	99,711	106,778
FNMA Pool #AE0216	4.000	08/01/2040	83,859	89,613
FNMA Pool #AE0949	4.000	02/01/2041	406,558	434,791
FNMA Pool #AE8406	3.500	11/01/2040	81,178	84,886
FNMA Pool #AH6920	4.500	04/01/2041	192,291	209,008
FNMA Pool #AI2408	4.000	05/01/2026	449,772	479,009
FNMA Pool #AI3402	5.000	05/01/2041	554,142	612,165
FNMA Pool #AI5868	4.500	07/01/2041	109,766	119,605
FNMA Pool #AJ6927	3.500	11/01/2041	127,637	133,481
FNMA Pool #AJ7524	3.000	01/01/2027	181,082	189,447
FNMA Pool #AJ9199	4.000	01/01/2042	434,539	463,819
FNMA Pool #AK3929	3.500	04/01/2042	193,766	202,654
FNMA Pool #AK6980	2.500	03/01/2027	241,828	248,808
FNMA Pool #AO0937	3.000	04/01/2027	169,276	177,080
FNMA Pool #AO7151	3.000	08/01/2042	326,933	332,688
FNMA Pool #AP2658	3.500	08/01/2042	352,100	368,193
FNMA Pool #AP6380	3.500	09/01/2042	360,226	376,724
FNMA Pool #AQ1185	3.000	10/01/2042	794,041	807,608
FNMA Pool #AQ7447	2.500	01/01/2028	363,342	373,812
FNMA Pool #AR9391	3.500	05/01/2043	210,942	220,478
FNMA Pool #AS1355	2.500	12/01/2028	208,843	213,591
FNMA Pool #AT2723	3.000	05/01/2043	422,352	429,354
FNMA Pool #AU1912	3.000	08/01/2043	187,314	190,024
FNMA Pool #AU8391	2.500	09/01/2028	430,154	439,942
FNMA Pool #AV0699	3.500	12/01/2043	198,032	206,905
FNMA Pool #MA0533	4.000	10/01/2040	303,952	324,828
FNMA Pool #MA0967	4.500	12/01/2041	475,688	517,072

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.4%) (continued)
Mortgage-Backed and Asset-Backed Securities (29.3%) (continued)
FNMA Pool #MA1027	3.500%	04/01/2042	$149,012	$155,831
FNMA Pool #MA1103	3.500	07/01/2042	318,209	332,711
FNMA Pool #MA1396	3.500	03/01/2043	198,952	207,957
FNMA Pool #MA2127	4.000	12/01/2044	466,201	497,736
GNMA Pool #443216	8.000	07/15/2027	6,551	6,845
GNMA Pool #457453	7.500	10/15/2027	3,432	3,481
GNMA Pool #479743	7.500	11/15/2030	8,167	8,557
GNMA Pool #511778	7.500	11/15/2030	25,832	29,845
GNMA Pool #540356	7.000	05/15/2031	27,142	30,617
GNMA Pool #552466	6.500	03/15/2032	30,560	37,093
GNMA Pool #574395	6.000	01/15/2032	102,352	116,184
GNMA Pool #577653	6.000	08/15/2032	16,506	18,545
GNMA Pool #585467	6.000	08/15/2032	69,892	79,489
GNMA Pool #591025	6.500	10/15/2032	31,498	36,214
GNMA Pool #717081	4.500	05/15/2039	327,209	355,707
GNMA Pool #718832	5.500	09/15/2039	281,785	318,554
GNMA Pool #719238	4.000	07/15/2040	636,775	679,108
GNMA Pool #721035	4.000	12/15/2039	22,199	23,738
GNMA Pool #723622	4.500	01/15/2040	94,588	102,897
GNMA Pool #728451	5.000	12/15/2039	169,636	189,666
GNMA Pool #729037	5.000	02/15/2040	257,348	285,212
GNMA Pool #737644	4.500	11/15/2040	270,815	299,441
GNMA Pool #738425	4.500	06/15/2041	113,796	123,549
GNMA Pool #738519	4.500	07/15/2041	77,455	84,137
GNMA Pool #760376	5.000	09/15/2041	14,860	16,352
GNMA Pool #762133	4.500	04/15/2041	139,030	150,732
GNMA Pool #773114	4.000	09/15/2041	101,724	108,487
GNMA Pool #778792	3.500	01/15/2042	177,209	186,267
GNMA Pool #779240	3.500	05/15/2042	142,029	148,784
GNMA Pool #782563	5.000	02/15/2039	88,016	97,545
GNMA Pool #796303	3.500	09/15/2042	325,614	342,162
GNMA Pool #AA2972	3.000	08/15/2042	319,754	327,903
GNMA Pool #AA6098	3.500	02/15/2043	329,710	346,491
GNMA Pool #AA6408	3.000	05/15/2043	408,571	418,950
GNMA Pool #AA7865	3.500	06/15/2042	85,958	90,336
GNMA Pool #AD2437	3.500	05/15/2043	499,124	522,825
GNMA Pool #AF4935	3.000	08/15/2043	569,513	582,050
GNMA Pool #AF5077	3.500	08/15/2043	177,871	186,317
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(1)	3.290	03/25/2018	500,000	512,735
JPMorgan Mortgage Trust, Ser. 2013-2, Cl. A2, 144A(1),(2)	3.500	05/25/2043	663,551	675,396
Morgan Stanley Capital I Trust, Ser. 2015-420, Cl. A, 144A(1)	3.727	10/11/2050	500,000	519,635

Total mortgage-backed and asset-backed securities (cost: $26,344,073)				27,166,160

Municipal Bonds (1.3%)
District of Columbia	5.591	12/01/2034	250,000	307,912
Texas Transportation Commission State Highway Fund	5.178	04/01/2030	750,000	858,855

Total municipal bonds (cost: $1,131,856)				1,166,767

Corporate Obligations (29.0%)
Aerospace & Defense (1.5%)
Boeing Co. (The), Sr. Unsec’d. Notes	3.500	03/01/2045	500,000	450,036
Spirit AeroSystems, Inc.	6.750	12/15/2020	500,000	518,125
Triumph Group, Inc., Sr. Notes	4.875	04/01/2021	500,000	467,500
				1,435,661

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.4%) (continued)
Corporate Obligations (29.0%) (continued)
Auto Manufacturers (0.9%)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750%	02/01/2021	$750,000	$842,508

Banks (6.0%)
Branch Banking & Trust Co., Sub. Notes	3.800	10/30/2026	500,000	507,279
Discover Bank, Sr. Unsec’d. Notes	2.000	02/21/2018	1,000,000	994,090
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750	05/22/2025	500,000	501,038
Goldman Sachs Group, Inc. (The), Ser. GLOB, Sr. Unsec’d. Notes	2.375	01/22/2018	500,000	506,530
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250	10/15/2020	500,000	535,950
JPMorgan Chase & Co., Ser. V(2)	5.000	12/29/2049	500,000	486,250
KeyBank NA, Ser. BKNT, Sr. Unsec’d. Notes	3.180	05/22/2022	500,000	506,489
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.375	07/23/2019	500,000	500,052
PNC Financial Services Group, Inc. (The), Ser. R(2)	4.850	05/29/2049	500,000	468,125
US Bancorp	3.700	01/30/2024	500,000	523,454
				5,529,257
Chemicals (1.1%)
Celanese US Holdings LLC, Sr. Unsec’d. Notes	4.625	11/15/2022	500,000	471,250
Mosaic Co. (The)	5.450	11/15/2033	500,000	526,785
				998,035
Commercial Services (1.1%)
ERAC USA Finance LLC, Gtd. Notes, 144A(1)	3.300	10/15/2022	500,000	499,343
Service Corp. International, Sr. Unsec’d. Notes	5.375	05/15/2024	500,000	520,625
				1,019,968
Distribution/Wholesale (0.6%)
WW Grainger, Inc., Sr. Unsec’d. Notes	4.600	06/15/2045	500,000	526,666

Diversified Financial Services (0.6%)
Janus Capital Group, Inc., Sr. Unsec’d. Notes	4.875	08/01/2025	500,000	512,718

Electric (2.2%)
Kansas City Power & Light Co., Sr. Unsec’d. Notes	3.650	08/15/2025	500,000	510,456
Public Service Co. of New Mexico	7.950	05/15/2018	500,000	568,472
Puget Energy, Inc., Sec’d. Notes, 144A(1)	3.650	05/15/2025	500,000	493,432
WEC Energy Group, Inc., Sr. Unsec’d. Notes	3.550	06/15/2025	500,000	507,830
				2,080,190
Environmental Control (0.5%)
Waste Management, Inc., Sr. Unsec’d. Notes	3.900	03/01/2035	500,000	471,109

Food (1.6%)
JM Smucker Co. (The), Sr. Unsec’d. Notes, 144A(1)	4.250	03/15/2035	500,000	481,876
Kraft Heinz Foods Co., Sr. Unsec’d. Notes, 144A(1)	3.950	07/15/2025	500,000	511,591
Sysco Corp., Sr. Unsec’d. Notes	3.750	10/01/2025	500,000	505,261
				1,498,728
Insurance (1.6%)
Allstate Corp. (The)(2)	5.750	08/15/2053	500,000	517,675
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(1)	3.000	01/10/2023	500,000	497,891
Symetra Financial Corp., Sr. Unsec’d. Notes	4.250	07/15/2024	500,000	507,789
				1,523,355
Iron/Steel (0.5%)
Steel Dynamics, Inc.	5.250	04/15/2023	500,000	457,500

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.4%) (continued)
Corporate Obligations (29.0%) (continued)
Leisure Time (0.6%)
Jarden Corp., Sr. Unsec’d. Notes	6.125%	11/15/2022	$500,000	$515,000

Media (1.1%)
Comcast Corp., Gtd. Notes	4.250	01/15/2033	1,000,000	993,859

Miscellaneous Manufacturing (0.4%)
Textron Financial Corp., Jr. Sub. Notes, 144A(1),(2)	6.000	02/15/2067	500,000	401,250

Oil & Gas (2.7%)
Anadarko Holding Co., Sr. Unsec’d. Notes	7.050	05/15/2018	600,000	650,803
Cimarex Energy Co., Sr. Unsec’d. Notes	4.375	06/01/2024	500,000	486,813
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000	03/01/2041	500,000	473,992
Rowan Cos., Inc., Sr. Unsec’d. Notes	4.750	01/15/2024	500,000	366,268
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	500,000	549,233
				2,527,109
Pharmaceuticals (1.1%)
Actavis, Inc.	3.250	10/01/2022	500,000	487,594
Zoetis, Inc., Sr. Unsec’d. Notes	1.875	02/01/2018	500,000	498,461
				986,055
Pipelines (1.0%)
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.050	03/15/2025	500,000	441,867
Kinder Morgan, Inc., Sr. Unsec’d. Notes	4.300	06/01/2025	500,000	449,174
				891,041
REITS (1.0%)
EPR Properties, Sr. Unsec’d. Notes	4.500	04/01/2025	500,000	479,484
Omega Healthcare Investors, Inc., Sr. Unsec’d. Notes, 144A(1)	4.500	04/01/2027	500,000	475,854
				955,338
Retail (0.6%)
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.250	09/01/2035	500,000	577,591

Software (0.5%)
MSCI, Inc., Sr. Unsec’d. Notes, 144A(1)	5.250	11/15/2024	500,000	505,000

Telecommunications (1.2%)
AT&T, Inc., Sr. Unsec’d. Notes	4.500	05/15/2035	500,000	457,408
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400	11/01/2034	750,000	697,843
				1,155,251
Trucking & Leasing (0.6%)
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A(1)	4.625	01/31/2018	500,000	512,500

Total corporate obligations (cost: $27,504,755)				26,915,689
Total long-term notes and bonds (cost: $87,738,203)				89,340,357

Short-Term Notes and Bonds (1.8%)(3)
U.S. Government and Agency Obligations (1.2%)
U.S. Treasury Notes	0.500	06/15/2016	750,000	751,309
U.S. Treasury Notes	1.000	08/31/2016	400,000	402,234

Total U.S. government and agency obligations (cost: $1,149,452)				1,153,543

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds (1.8%)(3) (continued)
Corporate Obligations (0.6%)
Banks (0.6%)
MUFG Union Bank NA, Sub. Notes, MTN	5.950%	05/11/2016	$500,000	$514,761

Total corporate obligations (cost: $499,244)				514,761

Mortgage-Backed and Asset-Backed Securities (0.0%)#
FHLMC Gold Pool #E00957	6.000	02/01/2016	361	362
FHLMC Gold Pool #E01007	6.000	08/01/2016	838	852
FHLMC Gold Pool #E82543	6.500	03/01/2016	2,883	2,888
FHLMC Gold Pool #E85353	6.000	09/01/2016	4,485	4,552
FNMA Pool #253798	6.000	05/01/2016	36	36
FNMA Pool #572020	6.000	04/01/2016	839	842
FNMA Pool #578974	6.000	05/01/2016	267	268
FNMA Pool #579170	6.000	04/01/2016	151	151
FNMA Pool #585097	6.000	05/01/2016	2,473	2,488

Total mortgage-backed and asset-backed securities (cost: $12,331)				12,439

Total short-term notes and bonds (cost: $1,661,027)				1,680,743

	Shares

Money Market Mutual Funds (1.0%)
BlackRock Liquidity TempFund Portfolio, 0.11%(4)	900,000	900,000

Total money market mutual funds (cost: $900,000)		900,000

Total investments(5) (99.2%) (cost: $90,299,230)		91,921,100

Other assets in excess of liabilities (0.8%)		776,088

Net assets (100.0%)		$92,697,188

The following abbreviations are used in the portfolio descriptions:

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

#	Amount represents less than 0.05%.
(1)

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

(2)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at September 30, 2015.
(3)	The interest rate for short-term notes reflects the yields for those securities as of September 30, 2015.
(4)	The rate shown reflects the seven day yield as of September 30, 2015.

(5)	The United States federal income tax basis of the Investment Grade Bond Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2015. See table below.

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$90,302,380	$2,678,901	$(1,060,181)	$1,618,720

Various inputs are used in determining the fair value of the Investment Grade Bond Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Investment Grade Bond Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2015, in valuing the Investment Grade Bond Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
U.S. Government and Agency Obligations	$—	$35,245,284	$—	$35,245,284
Mortgage-Backed and Asset-Backed Securities	—	27,178,599	—	27,178,599
Municipal Bonds	—	1,166,767	—	1,166,767
Corporate Obligations	—	27,430,450	—	27,430,450
Money Market Mutual Funds	900,000	—	—	900,000
Total	$900,000	$91,021,100	$—	$91,921,100

It is the Investment Grade Bond Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Investment Grade Bond Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2015, there have been no changes in the valuation methodologies and the Investment Grade Bond Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1)	Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

ASSET DIRECTOR PORTFOLIO

September 30, 2015 (unaudited)

Description	Shares	Value
Common Stocks (51.0%)
Aerospace & Defense (0.4%)
General Dynamics Corp.	8,200	$1,131,190

Agriculture (1.4%)
Archer-Daniels-Midland Co.	93,300	3,867,285

Apparel (0.6%)
Wolverine World Wide, Inc.	80,000	1,731,200

Auto Manufacturers (0.3%)
PACCAR, Inc.	16,900	881,673

Auto Parts and Equipment (0.8%)
Magna International, Inc.	47,600	2,285,276

Banks (8.9%)
Bank of Hawaii Corp.	66,500	4,222,085
Bank of New York Mellon Corp. (The)	104,400	4,087,260
Capital One Financial Corp.	11,300	819,476
Citigroup, Inc.	44,752	2,220,147
JPMorgan Chase & Co.	68,440	4,172,787
Northern Trust Corp.	59,600	4,062,336
U.S. Bancorp	116,200	4,765,362
		24,349,453
Beverages (0.6%)
Coca-Cola Co. (The)	38,800	1,556,656

Biotechnology (1.0%)
Amgen, Inc.	19,300	2,669,576

Chemicals (0.6%)
Agrium, Inc.	19,200	1,718,400

Commercial Services (0.6%)
Quanta Services, Inc.(1)	32,000	774,720
Robert Half International, Inc.	15,800	808,328
		1,583,048
Computers (1.6%)
Apple, Inc.	40,500	4,467,150

Diversified Financial Services (1.8%)
Franklin Resources, Inc.	49,600	1,848,096
Janus Capital Group, Inc.	119,100	1,619,760
T Rowe Price Group, Inc.	19,100	1,327,450
		4,795,306
Electronics (1.0%)
Corning, Inc.	85,800	1,468,896
FLIR Systems, Inc.	44,200	1,237,158
		2,706,054
Food (1.5%)
Fresh Del Monte Produce, Inc.	26,900	1,062,819
Sysco Corp.	79,800	3,109,806
		4,172,625

Description	Shares	Value
Common Stocks (51.0%) (continued)
Healthcare Products (3.5%)
Baxter International, Inc.	26,600	$873,810
Medtronic PLC	70,300	4,705,882
Thoratec Corp.(1)	17,500	1,107,050
Zimmer Biomet Holdings, Inc.	29,200	2,742,756
		9,429,498
Home Builders (0.4%)
Thor Industries, Inc.	22,100	1,144,780

Home Furnishings (0.0%)#
Daktronics, Inc.	700	6,069

Iron/Steel (0.9%)
Nucor Corp.	67,300	2,527,115

Machinery-Diversified (0.1%)
Cummins, Inc.	3,400	369,172

Metal Fabricate/Hardware (0.6%)
Precision Castparts Corp.	3,500	803,985
Valmont Industries, Inc.	9,500	901,455
		1,705,440
Mining (0.8%)
Southern Copper Corp.	81,500	2,177,680

Miscellaneous Manufacturing (3.7%)
Carlisle Cos., Inc.	49,700	4,342,786
Crane Co.	12,500	582,625
General Electric Co.	99,500	2,509,390
Illinois Tool Works, Inc.	33,000	2,716,230
		10,151,031
Oil & Gas (4.0%)
ConocoPhillips	34,900	1,673,804
Ensco PLC, Class A	27,700	390,016
Exxon Mobil Corp.	45,100	3,353,185
Marathon Petroleum Corp.	21,400	991,462
Occidental Petroleum Corp.	28,000	1,852,200
Phillips 66	11,000	845,240
Valero Energy Corp.	28,400	1,706,840
		10,812,747
Pharmaceuticals (3.9%)
Baxalta, Inc.	26,600	838,166
Johnson & Johnson	25,300	2,361,755
McKesson Corp.	15,100	2,793,953
Merck & Co., Inc.	61,200	3,022,668
Pfizer, Inc.	53,100	1,667,871
		10,684,413
Retail (0.8%)
CST Brands, Inc.	8,711	293,212
Home Depot, Inc. (The)	10,300	1,189,547
Kohl’s Corp.	16,400	759,484
		2,242,243

Description	Shares	Value
Common Stocks (51.0%) (continued)
Semiconductors (5.9%)
Applied Materials, Inc.	37,900	$556,751
Intel Corp.	121,400	3,658,996
KLA-Tencor Corp.	17,600	880,000
Maxim Integrated Products, Inc.	78,600	2,625,240
Microchip Technology, Inc.	46,800	2,016,612
QUALCOMM, Inc.	28,500	1,531,305
Skyworks Solutions, Inc.	31,500	2,652,615
Texas Instruments, Inc.	45,300	2,243,256
		16,164,775
Software (2.4%)
Autodesk, Inc.(1)	10,500	463,470
Microsoft Corp.	42,600	1,885,476
Oracle Corp.	92,700	3,348,324
Paychex, Inc.	19,500	928,785
		6,626,055
Telecommunications (0.8%)
Cisco Systems, Inc.	82,900	2,176,125

Transportation (2.1%)
Norfolk Southern Corp.	17,400	1,329,360
Tidewater, Inc.	39,350	517,059
Werner Enterprises, Inc.	151,500	3,802,650
		5,649,069
Total common stocks (cost: $110,175,527)		139,781,104

	Interest Rate	Maturity Date	Principal Amount
Long-Term Notes and Bonds (35.6%)
U.S. Government and Agency Obligations (16.3%)
Federal Farm Credit Banks	1.850%	04/20/2020	$1,000,000	1,017,855
Federal Home Loan Banks	4.875	09/08/2017	500,000	539,531
Federal Home Loan Banks	2.375	12/13/2019	500,000	516,989
FHLMC	5.000	02/16/2017	500,000	530,530
FHLMC	1.000	03/08/2017	500,000	503,177
FHLMC	1.000	09/29/2017	500,000	503,026
FHLMC	3.750	03/27/2019	750,000	816,392
FHLMC	1.250	08/01/2019	500,000	499,708
FNMA	5.375	06/12/2017	500,000	539,687
U.S. Treasury Bonds	5.250	11/15/2028	300,000	401,484
U.S. Treasury Bonds	5.375	02/15/2031	325,000	451,048
U.S. Treasury Bonds	3.500	02/15/2039	600,000	676,782
U.S. Treasury Bonds	4.375	11/15/2039	100,000	128,318
U.S. Treasury Bonds	4.375	05/15/2041	550,000	708,984
U.S. Treasury Bonds	3.750	08/15/2041	500,000	586,875
U.S. Treasury Bonds	3.125	02/15/2042	500,000	526,211
U.S. Treasury Bonds	3.000	05/15/2042	500,000	512,969
U.S. Treasury Bonds	3.125	02/15/2043	300,000	314,172
U.S. Treasury Bonds	2.875	05/15/2043	250,000	249,199
U.S. Treasury Bonds	3.625	08/15/2043	400,000	460,375
U.S. Treasury Bonds	3.625	02/15/2044	500,000	574,987

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (35.6%) (continued)
U.S. Government and Agency Obligations (16.3%) (continued)
U.S. Treasury Bonds	2.500%	02/15/2045	$700,000	$644,419
U.S. Treasury Notes	1.000	09/30/2016	600,000	603,633
U.S. Treasury Notes	0.625	10/15/2016	2,000,000	2,004,558
U.S. Treasury Notes	1.000	10/31/2016	750,000	754,805
U.S. Treasury Notes	0.625	12/15/2016	700,000	701,476
U.S. Treasury Notes	4.625	02/15/2017	500,000	528,209
U.S. Treasury Notes	0.500	03/31/2017	3,000,000	2,999,493
U.S. Treasury Notes	0.875	04/30/2017	1,500,000	1,507,500
U.S. Treasury Notes	3.125	04/30/2017	250,000	260,238
U.S. Treasury Notes	0.625	09/30/2017	600,000	599,719
U.S. Treasury Notes	1.875	10/31/2017	500,000	512,265
U.S. Treasury Notes	0.750	02/28/2018	1,750,000	1,748,747
U.S. Treasury Notes	0.750	03/31/2018	1,000,000	998,568
U.S. Treasury Notes	1.000	05/31/2018	750,000	752,744
U.S. Treasury Notes	2.375	06/30/2018	700,000	728,474
U.S. Treasury Notes	1.375	09/30/2018	600,000	607,766
U.S. Treasury Notes	1.750	10/31/2018	550,000	563,249
U.S. Treasury Notes	1.250	11/30/2018	500,000	504,010
U.S. Treasury Notes	2.750	02/15/2019	1,000,000	1,055,781
U.S. Treasury Notes	3.125	05/15/2019	750,000	803,242
U.S. Treasury Notes	1.125	05/31/2019	500,000	500,059
U.S. Treasury Notes	3.375	11/15/2019	600,000	651,703
U.S. Treasury Notes	1.250	01/31/2020	3,000,000	2,996,796
U.S. Treasury Notes	1.250	02/29/2020	750,000	748,496
U.S. Treasury Notes	1.125	03/31/2020	500,000	496,029
U.S. Treasury Notes	1.375	05/31/2020	500,000	500,899
U.S. Treasury Notes	1.875	06/30/2020	250,000	255,905
U.S. Treasury Notes	2.625	08/15/2020	250,000	264,573
U.S. Treasury Notes	2.000	11/30/2020	300,000	308,133
U.S. Treasury Notes	3.125	05/15/2021	1,300,000	1,409,654
U.S. Treasury Notes	2.125	08/15/2021	800,000	823,438
U.S. Treasury Notes	1.500	01/31/2022	1,000,000	988,802
U.S. Treasury Notes	2.000	02/15/2022	1,000,000	1,020,091
U.S. Treasury Notes	2.000	02/15/2023	1,000,000	1,013,203
U.S. Treasury Notes	1.750	05/15/2023	500,000	495,742
U.S. Treasury Notes	2.500	08/15/2023	500,000	522,617
U.S. Treasury Notes	2.750	11/15/2023	300,000	319,398
U.S. Treasury Notes	2.000	02/15/2025	1,500,000	1,494,141

Total U.S. government and agency obligations (cost: $43,358,798)				44,746,874

Mortgage-Backed and Asset-Backed Securities (9.1%)
Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2011-5A, Cl. A, 144A	3.270	02/20/2018	500,000	511,409
Farmer Mac Guaranteed Notes Trust 2007-1, 144A(2)	5.125	04/19/2017	500,000	533,271
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	99,595	105,833
FHLMC Gold Pool #A11823	5.000	08/01/2033	71,019	77,749
FHLMC Gold Pool #A14499	6.000	10/01/2033	33,810	38,036
FHLMC Gold Pool #A16641	5.500	12/01/2033	38,440	42,836
FHLMC Gold Pool #A42106	6.500	01/01/2036	74,325	84,969
FHLMC Gold Pool #A42908	6.000	02/01/2036	8,514	9,679

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (35.6%) (continued)
Mortgage-Backed and Asset-Backed Securities (9.1%) (continued)
FHLMC Gold Pool #A51101	6.000%	07/01/2036	$9,368	$10,688
FHLMC Gold Pool #A56247	6.000	01/01/2037	91,912	103,770
FHLMC Gold Pool #A58278	5.000	03/01/2037	39,864	43,739
FHLMC Gold Pool #A58965	5.500	04/01/2037	56,568	62,665
FHLMC Gold Pool #A71576	6.500	01/01/2038	38,093	43,549
FHLMC Gold Pool #A91064	4.500	02/01/2040	436,505	473,491
FHLMC Gold Pool #B12969	4.500	03/01/2019	27,443	28,436
FHLMC Gold Pool #B19462	5.000	07/01/2020	19,120	19,879
FHLMC Gold Pool #C01086	7.500	11/01/2030	2,736	3,368
FHLMC Gold Pool #C01271	6.500	12/01/2031	6,576	7,518
FHLMC Gold Pool #C01302	6.500	11/01/2031	4,313	4,931
FHLMC Gold Pool #C01676	6.000	11/01/2033	17,219	19,668
FHLMC Gold Pool #C03478	4.500	06/01/2040	404,641	439,054
FHLMC Gold Pool #C03520	4.000	09/01/2040	331,112	353,594
FHLMC Gold Pool #C09013	3.000	09/01/2042	418,885	424,857
FHLMC Gold Pool #C14872	6.500	09/01/2028	3,730	4,264
FHLMC Gold Pool #C20853	6.000	01/01/2029	76,309	87,172
FHLMC Gold Pool #C56017	6.500	03/01/2031	75,730	89,704
FHLMC Gold Pool #C61802	5.500	12/01/2031	7,667	8,496
FHLMC Gold Pool #C65255	6.500	03/01/2032	8,196	9,482
FHLMC Gold Pool #C68790	6.500	07/01/2032	4,074	4,658
FHLMC Gold Pool #C74741	6.000	12/01/2032	8,892	10,122
FHLMC Gold Pool #C79886	6.000	05/01/2033	45,640	51,346
FHLMC Gold Pool #E02735	3.500	10/01/2025	187,049	197,794
FHLMC Gold Pool #E95159	5.500	03/01/2018	6,925	7,158
FHLMC Gold Pool #E95734	5.000	03/01/2018	22,587	23,483
FHLMC Gold Pool #G01477	6.000	12/01/2032	61,589	70,231
FHLMC Gold Pool #G01727	6.000	08/01/2034	153,994	175,869
FHLMC Gold Pool #G02060	6.500	01/01/2036	103,536	124,918
FHLMC Gold Pool #G08087	6.000	10/01/2035	38,447	43,949
FHLMC Gold Pool #G11753	5.000	08/01/2020	39,419	41,947
FHLMC Gold Pool #G18376	4.000	01/01/2026	126,878	135,867
FHLMC Gold Pool #J05930	5.500	03/01/2021	19,506	20,629
FHLMC Gold Pool #Q14998	3.500	01/01/2043	354,881	369,648
FHLMC Gold Pool #Q17913	3.000	04/01/2043	427,063	432,807
FHLMC Gold Pool #Q23658	4.000	12/01/2043	189,752	202,962
FNMA Pool #357269	5.500	09/01/2017	12,408	12,800
FNMA Pool #357637	6.000	11/01/2034	22,438	25,478
FNMA Pool #545929	6.500	08/01/2032	10,009	11,471
FNMA Pool #555591	5.500	07/01/2033	19,311	21,737
FNMA Pool #584953	7.500	06/01/2031	4,653	4,708
FNMA Pool #651220	6.500	07/01/2032	4,378	5,001
FNMA Pool #725793	5.500	09/01/2019	91,187	96,016
FNMA Pool #890258	3.000	12/01/2025	312,678	325,894
FNMA Pool #914468	5.500	04/01/2037	112,572	126,197
FNMA Pool #915258	5.500	04/01/2037	99,901	111,529
FNMA Pool #922224	5.500	12/01/2036	113,718	128,621
FNMA Pool #942956	6.000	09/01/2037	39,758	44,939
FNMA Pool #945882	6.000	08/01/2037	74,491	84,140
FNMA Pool #AA2238	4.000	05/01/2024	59,300	62,978
FNMA Pool #AA3263	5.000	02/01/2039	170,669	189,327
FNMA Pool #AB1241	3.500	07/01/2025	137,960	145,994
FNMA Pool #AB4295	3.500	01/01/2042	315,918	330,340

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (35.6%) (continued)
Mortgage-Backed and Asset-Backed Securities (9.1%) (continued)
FNMA Pool #AB4490	3.000%	02/01/2027	$15,792	$16,520
FNMA Pool #AC8326	5.000	07/01/2040	475,037	523,338
FNMA Pool #AD0311	5.000	05/01/2038	260,752	287,297
FNMA Pool #AD1662	5.000	03/01/2040	383,695	429,296
FNMA Pool #AD7078	4.500	06/01/2025	99,711	106,778
FNMA Pool #AE0216	4.000	08/01/2040	83,859	89,613
FNMA Pool #AE0949	4.000	02/01/2041	406,558	434,791
FNMA Pool #AE2575	4.000	09/01/2040	218,845	233,913
FNMA Pool #AH5013	4.500	02/01/2041	318,617	351,264
FNMA Pool #AH6228	4.500	03/01/2041	387,247	428,705
FNMA Pool #AH8003	3.500	03/01/2041	105,666	110,508
FNMA Pool #AH9170	4.500	05/01/2041	299,548	328,777
FNMA Pool #AI5868	4.500	07/01/2041	109,766	119,605
FNMA Pool #AJ1954	4.000	10/01/2041	172,548	184,623
FNMA Pool #AJ6927	3.500	11/01/2041	127,637	133,481
FNMA Pool #AJ7524	3.000	01/01/2027	181,082	189,447
FNMA Pool #AJ7717	3.000	12/01/2026	131,098	137,138
FNMA Pool #AK0685	4.000	01/01/2042	264,988	283,191
FNMA Pool #AK3929	3.500	04/01/2042	193,766	202,654
FNMA Pool #AK6980	2.500	03/01/2027	241,828	248,808
FNMA Pool #AO7151	3.000	08/01/2042	326,933	332,688
FNMA Pool #AP2658	3.500	08/01/2042	352,100	368,193
FNMA Pool #AQ1185	3.000	10/01/2042	397,020	403,804
FNMA Pool #AQ7447	2.500	01/01/2028	363,342	373,812
FNMA Pool #AR4154	2.500	02/01/2028	405,361	417,102
FNMA Pool #AR9391	3.500	05/01/2043	210,942	220,478
FNMA Pool #AS1355	2.500	12/01/2028	208,843	213,591
FNMA Pool #AT2723	3.000	05/01/2043	422,352	429,354
FNMA Pool #AT4473	3.000	07/01/2043	438,772	445,960
FNMA Pool #AU1960	3.000	07/01/2043	240,429	244,384
FNMA Pool #AU3428	3.500	08/01/2043	208,514	217,976
FNMA Pool #AV0699	3.500	12/01/2043	198,032	206,905
FNMA Pool #MA0517	4.000	09/01/2020	247,852	260,012
FNMA Pool #MA0699	4.000	04/01/2041	219,935	235,082
FNMA Pool #MA1027	3.500	04/01/2042	149,012	155,831
FNMA Pool #MA1103	3.500	07/01/2042	318,209	332,711
FNMA Pool #MA2127	4.000	12/01/2044	466,202	497,736
GNMA Pool #431962	6.500	05/15/2026	4,378	5,020
GNMA Pool #436741	7.500	01/15/2027	4,704	5,294
GNMA Pool #443216	8.000	07/15/2027	3,427	3,581
GNMA Pool #479743	7.500	11/15/2030	8,167	8,557
GNMA Pool #511778	7.500	11/15/2030	10,108	11,679
GNMA Pool #515965	4.000	11/15/2041	226,279	241,565
GNMA Pool #552466	6.500	03/15/2032	14,261	17,310
GNMA Pool #574395	6.000	01/15/2032	10,035	11,391
GNMA Pool #690843	5.000	05/15/2038	37,114	40,804
GNMA Pool #718832	5.500	09/15/2039	224,586	253,891
GNMA Pool #727811	4.500	07/15/2040	534,190	581,471
GNMA Pool #729037	5.000	02/15/2040	257,348	285,213
GNMA Pool #737644	4.500	11/15/2040	270,815	299,441
GNMA Pool #738425	4.500	06/15/2041	56,898	61,775
GNMA Pool #738535	4.000	07/15/2041	167,378	178,769

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (35.6%) (continued)
Mortgage-Backed and Asset-Backed Securities (9.1%) (continued)
GNMA Pool #739222	4.000%	07/15/2040	$53,397	$57,000
GNMA Pool #741125	4.000	07/15/2040	46,963	50,126
GNMA Pool #741151	4.500	09/15/2040	149,631	162,760
GNMA Pool #741682	4.000	07/15/2041	120,578	128,783
GNMA Pool #741872	4.000	05/15/2040	170,851	182,625
GNMA Pool #762133	4.500	04/15/2041	139,030	150,732
GNMA Pool #778792	3.500	01/15/2042	177,209	186,267
GNMA Pool #779241	3.500	05/15/2042	302,803	318,232
GNMA Pool #782563	5.000	02/15/2039	88,016	97,545
GNMA Pool #796303	3.500	09/15/2042	325,614	342,162
GNMA Pool #AA2972	3.000	08/15/2042	319,754	327,903
GNMA Pool #AA6408	3.000	05/15/2043	204,285	209,475
GNMA Pool #AA7865	3.500	06/15/2042	85,958	90,336
GNMA Pool #AC4005	3.000	06/15/2043	210,168	215,522
GNMA Pool #AD2437	3.500	05/15/2043	499,124	522,825
GNMA Pool #AF4935	3.000	08/15/2043	189,838	194,017
GNMA Pool #AF5077	3.500	08/15/2043	177,871	186,317
GNMA Pool #AI0258	3.500	06/15/2044	242,749	255,140
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(2)	3.290	03/25/2018	500,000	512,735
JPMorgan Mortgage Trust, Ser. 2013-2, Cl. A2, 144A(2),(3)	3.500	05/25/2043	663,551	675,396
Morgan Stanley Capital I Trust, Ser. 2015-420, Cl. A, 144A(2)	3.727	10/11/2050	500,000	519,635

Total mortgage-backed and asset-backed securities (cost: $24,231,907)				24,869,325

Municipal Bonds (0.4%)
District of Columbia	5.591	12/01/2034	250,000	307,912
Texas Transportation Commission State Highway Fund	5.178	04/01/2030	750,000	858,855

Total municipal bonds (cost: $1,131,856)				1,166,767

Corporate Obligations (9.8%)
Aerospace & Defense (0.5%)
Boeing Co. (The), Sr. Unsec’d. Notes	3.500	03/01/2045	500,000	450,036
Spirit AeroSystems, Inc.	6.750	12/15/2020	500,000	518,125
Triumph Group, Inc., Sr. Notes	4.875	04/01/2021	500,000	467,500
				1,435,661
Auto Manufacturers (0.3%)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750	02/01/2021	750,000	842,508

Banks (2.0%)
Branch Banking & Trust Co., Sub. Notes	3.800	10/30/2026	500,000	507,279
Discover Bank, Sr. Unsec’d. Notes	2.000	02/21/2018	1,000,000	994,090
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750	05/22/2025	500,000	501,038
Goldman Sachs Group, Inc. (The), Ser. GLOB, Sr. Unsec’d. Notes	2.375	01/22/2018	500,000	506,530
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250	10/15/2020	500,000	535,950
JPMorgan Chase & Co., Ser. V(3)	5.000	12/31/2049	500,000	486,250
KeyBank NA, Ser. BKNT, Sr. Unsec’d. Notes	3.180	05/22/2022	500,000	506,489
Morgan Stanley, Ser. GMTN, Sr. Unsec’d. Notes	2.375	07/23/2019	500,000	500,053
PNC Financial Services Group, Inc. (The), Ser. R(3)	4.850	12/31/2049	500,000	468,125
US Bancorp	3.700	01/30/2024	500,000	523,454
				5,529,258

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (35.6%) (continued)
Corporate Obligations (9.8%) (continued)
Chemicals (0.7%)
Celanese US Holdings LLC, Sr. Unsec’d. Notes	4.625%	11/15/2022	$500,000	$471,250
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375	11/15/2042	1,000,000	872,575
Mosaic Co. (The)	5.450	11/15/2033	500,000	526,785
				1,870,610
Commercial Services (0.4%)
ERAC USA Finance LLC, Gtd. Notes, 144A(2)	3.300	10/15/2022	500,000	499,342
Service Corp. International, Sr. Unsec’d. Notes	5.375	05/15/2024	500,000	520,625
				1,019,967
Distribution/Wholesale (0.2%)
WW Grainger, Inc., Sr. Unsec’d. Notes	4.600	06/15/2045	500,000	526,666

Diversified Financial Services (0.2%)
Janus Capital Group, Inc., Sr. Unsec’d. Notes	4.875	08/01/2025	500,000	512,718

Electric (0.8%)
Kansas City Power & Light Co., Sr. Unsec’d. Notes	3.650	08/15/2025	500,000	510,456
Public Service Co. of New Mexico	7.950	05/15/2018	500,000	568,472
Puget Energy, Inc., Sr. Sec’d. Notes, 144A(2)	3.650	05/15/2025	500,000	493,432
WEC Energy Group, Inc., Sr. Unsec’d. Notes	3.550	06/15/2025	500,000	507,830
				2,080,190
Environmental Control (0.2%)
Waste Management, Inc., Sr. Unsec’d. Notes	3.900	03/01/2035	500,000	471,109

Food (0.5%)
JM Smucker Co. (The), Sr. Unsec’d. Notes, 144A(2)	4.250	03/15/2035	500,000	481,876
Kraft Heinz Foods Co., Sr. Unsec’d. Notes, 144A(2)	3.950	07/15/2025	500,000	511,591
Sysco Corp., Sr. Unsec’d. Notes	3.750	10/01/2025	500,000	505,261
				1,498,728
Insurance (0.6%)
Allstate Corp. (The)(3)	5.750	08/15/2053	500,000	517,675
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(2)	3.000	01/10/2023	500,000	497,891
Symetra Financial Corp., Sr. Unsec’d. Notes	4.250	07/15/2024	500,000	507,789
				1,523,355
Iron/Steel (0.2%)
Steel Dynamics, Inc.	5.250	04/15/2023	500,000	457,500

Leisure Time (0.2%)
Jarden Corp., Sr. Unsec’d. Notes	6.125	11/15/2022	500,000	515,000

Media (0.4%)
Comcast Corp., Gtd. Notes	4.250	01/15/2033	1,000,000	993,859

Miscellaneous Manufacturing (0.1%)
Textron Financial Corp., Jr. Sub. Notes, 144A(2),(3)	6.000	02/15/2067	500,000	401,250

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (35.6%) (continued)
Corporate Obligations (9.8%) (continued)
Oil & Gas (0.8%)
Anadarko Holding Co., Sr. Unsec’d. Notes	7.050%	05/15/2018	$250,000	$271,168
Cimarex Energy Co., Sr. Unsec’d. Notes	4.375	06/01/2024	500,000	486,813
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000	03/01/2041	500,000	473,992
Rowan Cos., Inc., Sr. Unsec’d. Notes	4.750	01/15/2024	500,000	366,268
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	500,000	549,233
				2,147,474
Pharmaceuticals (0.3%)
Actavis, Inc.	3.250	10/01/2022	500,000	487,594
Zoetis, Inc., Sr. Unsec’d. Notes	1.875	02/01/2018	500,000	498,461
				986,055
Pipelines (0.3%)
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.050	03/15/2025	500,000	441,867
Kinder Morgan, Inc., Sr. Unsec’d. Notes	4.300	06/01/2025	500,000	449,174
				891,041
REITS (0.3%)
EPR Properties, Sr. Unsec’d. Notes	4.500	04/01/2025	500,000	479,484
Omega Healthcare Investors, Inc., Sr. Unsec’d. Notes, 144A(2)	4.500	04/01/2027	500,000	475,854
				955,338
Software (0.2%)
MSCI, Inc., Sr. Unsec’d. Notes, 144A(2)	5.250	11/15/2024	500,000	505,000

Telecommunications (0.4%)
AT&T, Inc., Sr. Unsec’d. Notes	4.500	05/15/2035	500,000	457,408
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400	11/01/2034	750,000	697,843
				1,155,251
Trucking & Leasing (0.2%)
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A(2)	4.625	01/31/2018	500,000	512,500

Total corporate obligations (cost: $27,531,193)				26,831,038

Total long-term notes and bonds (cost: $96,253,754)				97,614,004

Short-Term Notes and Bonds(4) (3.8%)
U.S. Government and Agency Obligations (2.7%)
FNMA	5.250	09/15/2016	500,000	522,724
U.S. Treasury Notes	2.000	01/31/2016	500,000	503,164
U.S. Treasury Notes	0.375	02/15/2016	2,000,000	2,002,058
U.S. Treasury Notes	2.125	02/29/2016	500,000	504,140
U.S. Treasury Notes	0.500	06/15/2016	3,250,000	3,255,671
U.S. Treasury Notes	1.500	06/30/2016	500,000	504,525
U.S. Treasury Notes	3.250	07/31/2016	125,000	127,996

Total U.S. government & agency obligations (cost: $7,396,467)				7,420,278

Commercial Paper (0.7%)
Medical Equipment/Device (0.7%)
Danaher Corp.	0.264	10/05/2015	2,000,000	1,999,960

Total commercial paper (cost: $1,999,942)				1,999,960

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds(4) (3.8%) (continued)
Corporate Obligations (0.4%)
Banks (0.4%)
MUFG Union Bank NA, Sub. Notes, MTN	5.950%	05/11/2016	$1,000,000	$1,029,521

Total corporate obligations (cost: $993,597)				1,029,521

Mortgage-Backed and Asset-Backed Securities (0.0%)#
FHLMC Gold Pool #E01007	6.000	08/01/2016	838	852
FHLMC Gold Pool #E85353	6.000	09/01/2016	4,485	4,552
FNMA Collateral (0.0%)
FNMA Pool #574922	6.000	04/01/2016	33	34
FNMA Pool #579170	6.000	04/01/2016	211	212

Total mortgage-backed and asset-backed securities (cost: $5,567)				5,650

Total short-term notes and bonds (cost: $10,395,573)				10,455,409

	Shares
Exchange-Traded Funds (4.7%)
iShares Russell 2000 Growth ETF	23,000	3,081,310
iShares Russell Mid-Cap Growth ETF	27,700	2,454,497
iShares S&P 500 Growth ETF	47,800	5,152,840
iShares S&P Mid-Cap 400 Growth ETF	13,500	2,120,715

Total exchange-traded funds (cost: $8,025,692)		12,809,362

Money Market Mutual Funds (2.2%)
BlackRock Liquidity TempFund Portfolio, 0.11%(5)	5,950,000	5,950,000

Total money market mutual funds (cost: $5,950,000)		5,950,000

Mutual Fund (2.4%)
Vanguard Growth Index Fund	124,834	6,443,944

Total mutual funds (cost: $4,259,680)		6,443,944

Total investments(6) (99.7%) (cost: $235,060,226)		273,053,823

Other assets in excess of liabilities (0.3%)		819,506

Net assets (100.0%)		$273,873,329

The following abbreviations are used in the portfolio descriptions:

CMO - Collateralized Mortgage Obligation

ETF - Exchange Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

#            Amount represents less than 0.05%.

(1)    Non-Income producing securities.

(2)    Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise noted, Series 144A securities are deemed to be liquid.

(3)    Indicates a variable rate security.  The interest rate shown reflects the rate in effect at September 30, 2015.

(4)    The interest rate for short-term notes reflects the yields for those securities as of September 30, 2015.

(5)    The rate shown reflects the seven day yield as of September 30, 2015.

(6)    The United States federal income tax basis of the Asset Director Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2015. See table below.

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$235,060,303	$47,967,456	$(9,973,936)	$37,993,520

Various inputs are used in determining the fair value of the Asset Director Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Asset Director Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2015, in valuing the Asset Director Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
U.S. Government and Agency Obligations	$—	$52,167,152	$—	$52,167,152
Mortgage-Backed and Asset-Backed Securities	—	24,874,975	—	24,874,975
Municipal Bonds	—	1,166,767	—	1,166,767
Corporate Obligations	—	27,860,559	—	27,860,559
Common Stocks	139,781,104	—	—	139,781,104
Exchange-Traded Funds	12,809,362	—	—	12,809,362
Mutual Funds	6,443,944	—	—	6,443,944
Commercial Paper	—	1,999,960	—	1,999,960
Money Market Mutual Funds	5,950,000	—	—	5,950,000
Total	$164,984,410	$108,069,413	$—	$273,053,823

It is the Asset Director Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Asset Director Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2015, there have been no changes in the valuation methodologies and the Asset Director Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1)         Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

SOCIALLY RESPONSIVE PORTFOLIO

September 30, 2015 (unaudited)

Description	Shares	Value
Common Stocks (92.7%)
Aerospace & Defense (1.3%)
General Dynamics Corp.	550	$75,873

Agriculture (2.4%)
Archer-Daniels-Midland Co.	3,300	136,785

Apparel (1.2%)
Wolverine World Wide, Inc.	3,300	71,412

Auto Manufacturers (1.0%)
PACCAR, Inc.	1,100	57,387

Banks (15.4%)
Bank of Hawaii Corp.	2,500	158,725
Bank of New York Mellon Corp. (The)	4,100	160,515
Capital One Financial Corp.	500	36,260
Citigroup, Inc.	1,800	89,298
JPMorgan Chase & Co.	2,650	161,570
Northern Trust Corp.	1,800	122,688
U.S. Bancorp	4,000	164,040
		893,096
Beverages (1.6%)
Coca-Cola Co. (The)	2,300	92,276

Biotechnology (1.9%)
Amgen, Inc.	800	110,656

Chemicals (1.5%)
Agrium, Inc.	1,000	89,500

Commercial Services (2.1%)
Quanta Services, Inc.(1)	1,000	24,210
Robert Half International, Inc.	1,900	97,204
		121,414
Computers (2.7%)
Apple, Inc.	1,400	154,420

Diversified Financial Services (3.3%)
Franklin Resources, Inc.	2,100	78,246
Janus Capital Group, Inc.	2,500	34,000
T Rowe Price Group, Inc.	1,100	76,450
		188,696
Electronics (1.7%)
Corning, Inc.	3,900	66,768
FLIR Systems, Inc.	1,300	36,387
		103,155
Food (3.8%)
Fresh Del Monte Produce, Inc.	2,200	86,922
Sysco Corp.	3,400	132,498
		219,420
Healthcare Products (7.7%)
Baxter International, Inc.	1,400	45,990
Medtronic PLC	2,500	167,350
Thoratec Corp.(1)	1,400	88,564
Zimmer Biomet Holdings, Inc.	1,500	140,895
		442,799
Home Builders (0.2%)
Thor Industries, Inc.	200	10,360

Iron/Steel (1.8%)
Nucor Corp.	2,800	105,140

Machinery-Diversified (0.4%)
Cummins, Inc.	200	21,716

Description	Shares	Value
Common Stocks (92.7%) (continued)
Metal Fabricate/Hardware (2.0%)
Precision Castparts Corp.	300	$68,913
Valmont Industries, Inc.	500	47,445
		116,358
Mining (1.2%)
Southern Copper Corp.	2,600	69,472

Miscellaneous Manufacturing (9.0%)
Carlisle Cos., Inc.	1,950	170,391
Crane Co.	1,000	46,610
General Electric Co.	7,000	176,540
Illinois Tool Works, Inc.	1,550	127,580
		521,121
Oil & Gas (7.5%)
ConocoPhillips	1,400	67,144
Ensco PLC, Class A	1,000	14,080
Exxon Mobil Corp.	1,800	133,830
Marathon Petroleum Corp.	600	27,798
Occidental Petroleum Corp.	800	52,920
Phillips 66	700	53,788
Valero Energy Corp.	1,400	84,140
		433,700
Pharmaceuticals (2.4%)
Baxalta, Inc.	1,400	44,114
McKesson Corp.	500	92,515
		136,629
Retail (1.6%)
Home Depot, Inc. (The)	500	57,745
Kohl’s Corp.	700	32,417
		90,162
Semiconductors (9.6%)
Applied Materials, Inc.	2,400	35,256
Intel Corp.	4,200	126,588
KLA-Tencor Corp.	1,000	50,000
Maxim Integrated Products, Inc.	2,200	73,480
Microchip Technology, Inc.	1,800	77,562
QUALCOMM, Inc.	700	37,611
Skyworks Solutions, Inc.	600	50,526
Texas Instruments, Inc.	2,100	103,992
		555,015
Software (4.9%)
Autodesk, Inc.(1)	400	17,656
Microsoft Corp.	3,100	137,206
Oracle Corp.	3,500	126,420
		281,282
Telecommunications (1.1%)
Cisco Systems, Inc.	2,550	66,938

Description	Shares	Value
Common Stocks (92.7%) (continued)
Transportation (3.4%)
Norfolk Southern Corp.	900	$68,760
Tidewater, Inc.	1,500	19,710
Werner Enterprises, Inc.	4,300	107,930
		196,400
Total common stocks (cost: $4,327,830)		5,361,182

Money Market Mutual Funds (6.1%)
BlackRock Liquidity TempFund Portfolio ,0.00%(2)	200,000	200,000
Dreyfus Institutional Treasury & Agency Cash Advantage Fund - Hamilton Class ,—%(2)	150,000	150,000
Total money market mutual funds (cost: $350,000)		350,000

Total investments(3) (98.8%) (cost: $4,677,830)		5,711,182

Other assets in excess of liabilities (1.2%)		69,260

Net assets (100.0%)		$5,780,442

The following abbreviations are used in the portfolio descriptions:

PLC — Public Limited Company

(1)    Non-Income producing securities.

(2)    The rate shown reflects the seven day yield as of September 30, 2015.

(3)    The United States federal income tax basis of the Socially Responsive Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2015. See table below.

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$4,694,513	$1,322,970	$(306,301)	$1,016,669

Various inputs are used in determining the fair value of the Socially Responsive Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2015, in valuing the Socially Responsive Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Common Stocks	$5,361,182	$—	$—	$5,361,182
Money Market Mutual Funds	350,000	—	—	350,000
Total	$5,711,182	$—	$—	$5,711,182

It is the Socially Responsive Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Socially Responsive Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2015, there have been no changes in the valuation methodologies and the Socially Responsive Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1)    Refer to Schedule of Investments for industry classifications.

Notes to Schedules of Investments (unaudited)

Fair Value Measurements

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the OneAmerica Funds, Inc.’s (the “Fund”) own assumption based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith pursuant to procedures established by and under supervision of the Board of Directors.

The following is a description of the valuation techniques applied to the major categories of assets measured at fair value:

Equity Securities (Common Stock) - Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price.  Securities that are principally traded on the New York Stock Exchange (“NYSE”) are stated at value as of the close of regular trading, normally 4:00 p.m., Eastern Standard Time. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities - The fair value is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, these values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Corporate Obligations - Corporate obligations for which representative market quotes are readily available are valued at the latest evaluated bid price or the mean of the latest bid and ask price. Certain corporate obligations may be priced using a matrix price as provided by a pricing vendor. While all corporate obligations are categorized in Level 2 of the fair value hierarchy, in instances where reliable observable market inputs cannot be obtained, they are categorized in Level 3.

Mutual Funds - Investments in mutual funds, including exchange-traded funds and money market mutual funds, are valued at the mutual fund’s closing net asset value per share on the day of the valuation and are classified under Level 1 of the fair value hierarchy.

U.S. Government and Agency Obligations - U.S. Government obligations are valued at the latest evaluated bid price. Certain obligations may be valued using dealer quotations. U.S. Government and Agency obligations are categorized in Level 2 of the fair value hierarchy.

Municipal Bonds — The fair value of municipal bonds is estimated using recently executed transactions for identical or similar bonds. Municipal bonds are generally categorized in Level 2 of the fair value hierarchy.

Short-Term Fixed Income Securities - Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. These securities are listed under Level 2 of the fair value hierarchy.

The Fund’s Board of Directors has the primary responsibility for fair value measurements and has delegated the responsibility of the daily valuation process to The Bank of New York Mellon (the “Bank”) as fund accountant, and the investment advisor, OneAmerica Asset Management, LLC (“OAM”). The fund accountant, pursuant to the valuation policies and procedures adopted by the Board of Directors, is responsible for obtaining prices, testing valuation, and evaluating the integrity of the routine pricing process. The fund accountant is aided in its efforts by OAM, which is responsible for establishing the criteria for determining fair value of investments when prices are not readily available and communicating such information to the fund accountant. When determining the reliability of independent pricing services for investments owned by the Fund, the fund accountant, in conjunction with OAM, conducts due diligence reviews of the pricing process, including methodology, and monitors the quality of security prices received through various testing reports.

The categorization of the fair value measurements of investments priced by independent pricing services was based upon judgment of the inputs and methodologies used by the independent pricing services to value different asset classes. The Fund categorizes such fair value measurements based upon asset classes and the underlying observable or unobservable inputs used to value such investments.

Item 2.   Controls and Procedures.

(a)              The President and Treasurer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)              There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		OneAmerica Funds, Inc.

By (Signature and Title)*		/s/ John C. Mason
John C. Mason, President
Date	11/12/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John C. Mason
John C. Mason, President
Date	11/12/15

By (Signature and Title)*		/s/ Andrew J. Michie
Andrew J. Michie, Treasurer
Date	11/12/15

* Print the name and title of each signing officer under his or her signature.